Operating segments	12 Months Ended
Dec. 31, 2020
Operating segments.
Operating segments

7.Operating segments

The Chief executive officer (CEO) of the Group is considered as the chief operating decision maker of the Group (CODM). In reviewing the operational performance of the Group and allocating resources, the CODM reviews selected items of each segment’s statement of comprehensive income.

In determining that the CODM was the CEO, the Group considered their responsibilities as well as the following factors:

-

The CEO determines compensation of other executive officers while the Group’s board of directors approves corporate key performance indicators (KPIs) and total bonus pool for those executive officers. In case of underperformance of corporate KPIs a right to make a final decision on bonus pool distribution is left with the Board of directors (BOD);

-	The CEO is actively involved in the operations of the Group and regularly chairs meetings on key projects of the Group; and
-

The CEO regularly reviews the financial and operational reports of the Group. These reports primarily include segment net revenue, segment profit before tax and segment net profit for the Group as well as certain operational data.

The financial data is presented on a combined basis for all key subsidiaries and associates representing the segment net revenue, segment profit before tax and segment net profit. The Group measures the performance of its operating segments by monitoring: segment net revenue, segment profit before tax and segment net profit. Segment net revenue is a measure of profitability defined as the segment revenues less segment direct costs. The Group does not monitor balances of assets and liabilities by segments as the CODM considers they have no impact on decision-making.

The Group has identified its operating segments based on the types of products and services the Group offers. The CODM reviews segment net revenue, segment profit before tax and segment net profit separately for each of the following reportable segments: Payment Services, Consumer Financial Services and Rocketbank:

-	Payment Services (PS), operating segment that generates revenue through operations of the payment processing system offered to the Group’s customers through a diverse range of channels and interfaces;
-	Consumer Financial Services (CFS), operating segment that generates revenue through financial services rendered to individuals, presented by SOVEST installment card project;
-	Rocketbank (RB), operating segment that generates revenue through offering digital banking service including debit cards and deposits to retail customers.

For the purpose of management reporting, expenses related to corporate back-office operations were not allocated to any operating segment and are presented separately to the CODM. Results of other operating segments and corporate expenses are included in Corporate and Other (CO) category for the purpose of segment reporting.

Management reporting is different from IFRS, because it does not include certain IFRS adjustments, which are not analyzed by the CODM in assessing the operating performance of the business. The adjustments affect such major areas as share-based payments, offering expenses, foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering, the effect of disposal of subsidiaries and fair value adjustments, such as amortization and impairment, as well as non-recurring items that occur from time to time and are evaluated for adjustment as and when they occur. The tax effect of these adjustments is also excluded from management reporting.

The segments’ statement of comprehensive income for the year ended December 31, 2020, as presented to the CODM are presented below:

	2020
	PS	CFS	RB	CO	Total
Revenue	38,490	1,198	1,151	2,397	43,236
Segment net revenue	22,637	1,066	548	1,727	25,978
Segment profit/(loss) before tax	15,629	(997)	(907)	(530)	13,195
Segment net profit/(loss)	12,608	(793)	(781)	(730)	10,304

The segments’ statement of comprehensive income for the year ended December 31, 2019, as presented to the CODM are presented below:

	2019
	PS	CFS	RB	CO	Total
Revenue	34,700	1,575	1,339	1,722	39,336
Segment net revenue	20,965	1,339	(490)	1,362	23,176
Segment profit/(loss) before tax	14,716	(2,484)	(2,858)	(1,051)	8,323
Segment net profit/(loss)	12,105	(1,981)	(2,317)	(1,128)	6,679

The segments’ statement of comprehensive income for the year ended December 31, 2018, as presented to the CODM are presented below:

	2018
	PS	CFS	RB	CO	Total
Revenue	26,649	558	180	3,223	30,610
Segment net revenue	16,497	385	(263)	3,038	19,657
Segment profit/(loss) before tax	11,552	(3,281)	(1,327)	(1,872)	5,072
Segment net profit/(loss)	9,529	(2,618)	(1,061)	(1,713)	4,137

Segment net revenue, as presented to the CODM, for the years ended December 31, 2018, 2019 and 2020 is calculated by subtracting cost of revenue from revenue as presented in the table below:

	2018	2019	2020
Revenue from continuing operations under IFRS	29,593	35,941	40,622
Revenue from discontinued operations under IFRS (Note 6)	1,017	3,395	2,614
Cost of revenue from continuing operations	(10,332)	(14,075)	(16,494)
Cost of revenue from discontinuing operations (Note 6)	(621)	(2,085)	(764)
Total segment net revenue, as presented to CODM	19,657	23,176	25,978

A reconciliation of segment profit before tax as presented to the CODM to IFRS consolidated profit before tax of the Group, for the years ended December 31, 2018, 2019 and 2020 is presented below:

	2018	2019	2020
Consolidated profit before tax from continuing operations under IFRS	8,932	11,954	14,365
Consolidated loss before tax from discontinued operations under IFRS (Note 6)	(4,431)	(5,575)	(2,509)
Fair value adjustments recorded on business combinations and their amortization	369	479	337
Impairment of non-current assets	—	792	134
Share-based payments	635	464	43
Offering expenses	—	79	71
Loss from sale of Sovest loans’ portfolio	—	—	712
Loss on disposal of subsidiary	—	—	42
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	(433)	130	—
Total segment profit before tax, as presented to CODM	5,072	8,323	13,195

A reconciliation of segment net profit as presented to the CODM to IFRS consolidated net profit of the Group, for the years ended December 31, 2018, 2019 and 2020 is presented below:

	2018	2019	2020
Consolidated net profit from continuing operations under IFRS	7,181	9,441	11,246
Consolidated net loss from discontinued operations under IFRS (Note 6)	(3,555)	(4,554)	(2,308)
Fair value adjustments recorded on business combinations and their amortization	369	479	337
Impairment of non-current assets	—	792	134
Share-based payments	635	464	43
Offering expenses	—	79	71
Loss from sale of Sovest loans’ portfolio	—	—	712
Loss on disposal of subsidiary	—	—	42
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	(433)	130	–
Effect from taxation of the above items	(60)	(152)	27
Total segment net profit, as presented to CODM	4,137	6,679	10,304

Geographic information

Revenues from external customers are presented below:

	2018	2019	2020
Russia	22,693	29,485	33,283
Other CIS	1,393	1,592	1,746
EU	2,353	3,291	2,748
Other	4,171	4,968	5,459
Total revenue from continuing and discontinued operations	30,610	39,336	43,236

Revenue is recognized according to merchants’ or consumers’ geographic place. The majority of the Group’s non-current assets are located in Russia.

The Group had only one external customer where revenue exceeded 10% of the Group’s total revenue and amounted to 13% for the year ended December 31, 2020 (10.3% for the year ended December 31, 2019). This revenue was generated within the PS segment. The Group had no single external customer amounting to 10% or greater of the Group’s revenue for the year ended December 31, 2018.

Disaggregated revenue information

Disagregation of revenues from contracts with customers, including those from discontinued operations are presented below:

	2020
	PS	CFS	RB	CO	Total
Payment processing fees	34,326	—	—	—	34,326
Cash and settlement service fees	80	—	814	432	1,326
Installment cards related fees	—	827	—	—	827
Platform and marketing services related fees	133	—	14	662	809
Fees for guarantees issued	23	—	—	417	440
Other revenue	168	—	95	34	297
Total revenue from contracts with customers	34,730	827	923	1,545	38,025

	2019
	PS	CFS	RB	CO	Total
Payment processing fees	30,736	—	—	—	30,736
Cash and settlement service fees	49	—	471	883	1,403
Installment cards related fees	—	1,139	—	—	1,139
Platform and marketing services related fees	106	—	—	51	157
Fees for guarantees issued	27	—	—	94	121
Other revenue	106	—	100	122	328
Total revenue from contracts with customers	31,024	1,139	571	1,150	33,884

	2018
	PS	CFS	RB	CO	Total
Payment processing fees	23,694	—	—	—	23,694
Cash and settlement service fees	64	—	37	2,916	3,017
Installment cards related fees	—	359	—	—	359
Platform and marketing services related fees	97	3	—	—	100
Fees for guarantees issued	12	—	—	13	25
Other revenue	36	—	20	86	142
Total revenue from contracts with customers	23,903	362	57	3,015	27,337